Segment Information - Summary of Operating Segments Disclosures - Consolidated Income Statement Data (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 32,723	$ 29,206	[1]	$ 25,888	[1]
EBITDA	5,615	4,990		4,293
Depreciation, amortisation and impairment	(1,721)	(1,659)		(2,267)
Group operating profit	3,894	3,331	[1]	2,026	[1]
Profit/(loss) on disposals	(49)	116		17
Finance costs less income	(336)	(357)		(438)
Other financial expense	(40)	(42)	[1]	(33)	[1]
Share of equity accounted investments’ profit/(loss)	0	55	[1]	(118)	[1]
Profit before tax from continuing operations	3,469	3,103	[1]	1,454	[1]
Discontinued operations
Disclosure of operating segments [line items]
Revenue	645	1,775		1,699
EBITDA	131	360		337
Americas Materials
Disclosure of operating segments [line items]
Revenue	14,324	12,407		11,273
EBITDA	2,748	2,588		2,405
Depreciation, amortisation and impairment	(839)	(800)		(774)
Profit/(loss) on disposals	38	126		8
Share of equity accounted investments’ profit/(loss)	10	17		34
Building Products
Disclosure of operating segments [line items]
Revenue	7,823	6,218		5,474
EBITDA	1,510	992		833
Depreciation, amortisation and impairment	(349)	(263)		(248)
Profit/(loss) on disposals	3	(27)		21
Share of equity accounted investments’ profit/(loss)	15	17		(4)
Building Products | Discontinued operations
Disclosure of operating segments [line items]
Revenue	645	1,775		1,699
EBITDA	131	360		337
Europe Materials
Disclosure of operating segments [line items]
Revenue	10,576	10,581		9,141
EBITDA	1,357	1,410		1,055
Depreciation, amortisation and impairment	(533)	(596)		(1,245)
Profit/(loss) on disposals	(90)	17		(12)
Share of equity accounted investments’ profit/(loss)	$ (25)	$ 21		$ (148)

[1]	Restated to show the results of our former Building Envelope business in discontinued operations. See note 3 for further details.